Other gains/(losses) - net (Tables)	12 Months Ended
Dec. 31, 2024
Other Gains Losses Net [Abstract]
Summary of Detailed Information About Other Gains Losses Net Explanatory

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Government grants	408,164	212,257	183,979
Foreign exchange gains/(losses)	(877,232)	75,714	(190,800)
ADS transferring income	236,827	72,702	41,603
Input VAT super-deduction	92,230	29,454	2,299
Others	145,413	(177,169)	(289,720)

	5,402	212,958	(252,639)